Gains on Investment Securities and Dividends (Tables)	12 Months Ended
Mar. 31, 2024
Other Income and Expenses [Abstract]
Gains on Investment Securities and Dividends
Gains on investment securities and dividends in fiscal 2022, 2023 and 2024 consist of the following:

	Millions of yen
	2022	2023	2024
Net gains on investment securities *	¥40,151	¥25,705	¥30,731
Dividends income	1,925	2,145	2,292

	¥42,076	¥27,850	¥33,023

*	Unrealized changes in fair value of investments in equity securities have been included in “Net gains on investment securities.”